Other long-term liabilities (Details) $ in Millions, $ in Millions	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2009 USD ($) agreement
Other long term liabilities
Pensions and other post-retirement benefits	$ 1,420	$ 1,369
Share-based compensation plans	259	361
Partnership liability	470	483
Deferred revenue	46	49
Libya Exploration and Production Sharing Agreement (EPSA) signature bonus(1)	83	77
Other	68	73
Other long term liabilities	2,346	2,412
Petro Canada
Other long term liabilities
Number of EPSA's agreement ratified | agreement			6
Signature bonus	85	79	$ 500
Signature bonus current	$ 2	$ 2